UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                      FORM 13F

                  FORM 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: June 30, 2012 Check here if Amendment |x|; Amendment Number: __1___
            This Amendment (Check only one.): |x| is a restatement.
                                              |_| adds new holdings entries.

            Institutional Investment Manager Filing this Report:
            Name: Alpine Investment Management, LLC

            Address: 8000 Maryland Avenue, Suite 700
                     St. Louis, MO 63105

            Form 13F File Number: 028-14059

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

            Person Signing this Report on Behalf of Reporting Manager:

            Name: Nick Tompras

            Title: President

            Phone: 314-932-7600

            Signature, Place, and Date of Signing:

            /s/ Nick Tompras         St. Louis, MO 08/09/2012
            ---------------------- --------------- ----------
            (Signature)            (City, State)   (Date)

            Report Type (Check only one):
            |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

            |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

            |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

            FORM 13F SUMMARY PAGE
            Report Summary:
            Number of Other Included Managers: 0
            Form 13F Information Table Entry Total: 26
            Form 13F Information Value Total (thousands): $227,802 List of Other Included Managers: NONE

                                    TITLE OF                  VALUE    SHRS OR           PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                       CLASS           CUSIP   (x$1000)  PRN AMT   SH /PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----                                -----           -----   -------   -------   ----    ---- --------   ------  ----  -----  --
ALLEGHANY CORP DEL          COM                 017175 10 0       7106   20914   SH            SOLE              20914
BERKSHIRE HATHAWAY INC DEL  COM                 084670 10 8        250       2   SH            SOLE                  2
BERKSHIRE HATHAWAY INC DEL  CL B NEW            084670 70 2      15298  183587   SH            SOLE             183587
CALAMOS ASSET MGMT INC      CL A                12811R 10 4      11121  971303   SH            SOLE             971303
COLGATE PALMOLIVE CO        COM                 194162 10 3        297    2856   SH            SOLE               2856
D S T SYSTEMS INC           COM                 233326 10 7      11911  219307   SH            SOLE             219307
DELL INC                    COM                 24702R 10 1      13488 1078206   SH            SOLE            1078206
DIAGEO P L C                SPON ADR NEW        25243Q 20 5       3931   38139   SH            SOLE              38139
Exxon Mobil Corp            COM			30231G 10 2	   201    2354   SH            SOLE               2354
ILLINOIS TOOL WKS INC       COM                 452308 10 9      11508  217585   SH            SOLE             217585
J P MORGAN CHASE & CO       COM                 46625H 10 0      13948  390376   SH            SOLE             390376
J P MORGAN CHASE & CO       *W Exp 10/28/2018   46634E 11 4        391   40000   SH            SOLE              40000
JOHNSON & JOHNSON           COM                 478160 10 4      16641  246317   SH            SOLE             246317
L S B Industries Inc        COM                 502160 10 4        232    7500   SH            SOLE               7500
LOCKHEED MARTIN CORP        COM                 539830 10 9      15355  176337   SH            SOLE             176337
MAGNA INTL INC              COM                 559222 40 1      11002  278824   SH            SOLE             278824
MARKET VECTORS ETF TR       PHARMA ETF          57060U 21 7      13362  344644   SH            SOLE             344644
MCGRAW HILL COS INC         COM                 580645 10 9      12143  269854   SH            SOLE             269854
MERCK & CO INC NEW          COM                 58933Y 10 5      15787  378137   SH            SOLE             378137
NYSE EURONEXT               COM                 629491 10 1      11839  462821   SH            SOLE             462821
PROCTER & GAMBLE CO         COM                 742718 10 9        201    3282   SH            SOLE               3282
SYSCO CORP                  COM                 871829 10 7      12414  416438   SH            SOLE             416438
VANGUARD INDEX FDS          TOT STK MKT         922908 76 9        965   13849   SH            SOLE              13849
VANGUARD BD INDEX FD INC    SHORT TRM BOND      921937 82 7        261    3212   SH            SOLE               3212
VODAFONE GROUP PLC NEW      SPONS ADR NEW       92857W 20 9      13915  493792   SH            SOLE             493792
WAL MART STORES INC         COM                 931142 10 3      14233  204145   SH            SOLE             204145